As filed with the Securities and Exchange Commission on July 7, 2020

File Nos.
333-186504
811-22801

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	15

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No.	17

FRANKLIN ETF TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective on (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on July 10, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a) (1)
[]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectuses and statement of additional information of Franklin Equity Portfolio Fund and Franklin Fixed Income Portfolio Fund

, each a series of the Registrant, and does not otherwise delete, amend, or supersede any other information relating to the prospectus or SAI of any other series of the Registrant.  This Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933, and the Investment Company Act of 1940.

PART A AND PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement, relating only to Franklin Equity Portfolio Fund and Franklin Fixed Income Portfolio Fund, each a new series of the Registrant (the “Fund”), is being filed for the sole purpose of designating July 10, 2020 as the new date upon which Post-Effective Amendment No. 14 , as filed on April 24, 2020,(“PEA 14”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 14, are incorporated herein by reference in their entirety into this filing.

FRANKLIN ETF TRUST
File Nos. 811-22801 & 333-186504

PART C
Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin ETF Trust dated October 19, 2018

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  July 26, 2019

(b) By-laws

(i) Amended and Restated By-Laws of Franklin ETF Trust dated October 19, 2018 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A File No. 333-186504 Filing Date: July 26, 2019

(c) Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value; Distributions; Redemptions;
Transfers
(d) Article VIII, Certain Transactions: Section 4
(e) Article X, Miscellaneous: Section 4

(ii) By-Laws

(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports: Section 1, 2 and 3
(c) Article VII, General Matters: Section 3, 4, 6 and 7
(d) Article VIII, Amendment: Section 1

(iii) Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Form of Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty Short Duration U.S. Government ETF dated December 29, 2017

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  July 26, 2019

(e) Underwriting Contracts

(i)

Distribution Agreement, between the Registrant on behalf of Franklin Liberty Short Duration U.S. Government ETF (formerly, Franklin Short Duration U.S. Government ETF) and Franklin/Templeton Distributors, Inc. dated July 17, 2013

Filing: Post-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  September 26, 2014

(ii) Form of Authorized Participant Agreement Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A File No. 333-186504 Filing Date: October 17, 2013

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Pre-Effective Amendment No. 1 Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  August 1, 2013

(ii)

Amendment dated June 3, 2019, to Exhibit A of the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  July 26, 2019

(iii)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date: August 1, 2013

(iv)

Amendment dated June 3, 2019 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  July 26, 2019

(v)

Amendment dated June 1, 2013 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing:  Post-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  September 26, 2014

(h) Other Material Contracts

(i)

Sub-Contract for Fund Administration Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  July 26, 2019

(ii)

Sub-Contract for Fund Administrative and Accounting Services between Franklin Templeton Services, LLC and BNY Mellon Investment Servicing (US) Inc. dated October 18, 2013

Filing:  Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  July 27, 2018

(iii)

Transfer Agent and Services Agreement between the Registrant on behalf Franklin Liberty Short Duration U.S. Government ETF (formerly, Franklin Short Duration U.S. Government ETF) and BNY Mellon Investment Servicing (US) Inc. dated October 18, 2013

Filing:  Post-Effective Amendment No. 10 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  July 27, 2018

(i) Legal Opinion

(i)

Opinion and consent of counsel with respect to Franklin Liberty Short Duration U.S. Government ETF (formerly, Franklin Short Duration U.S. Government ETF) dated October 16, 2013

Filing:  Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  October 17, 2013

(j) Other Opinions

None

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

Not Applicable

(m) Rule 12b-1 Plan

(i)

Distribution Plan, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Liberty Short Duration U.S. Government ETF (formerly, Franklin Short Duration U.S. Government ETF) and Franklin/Templeton Distributors, Inc. dated July 17, 2013

Filing:  Post-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-186504

Filing Date:  September 26, 2014

(n) Rule 18f-3 Plan

Not Application

(p) Code of Ethics

(i) Code of Ethics dated December 31, 2018 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A File No. 333-186504 Filing Date: July 26, 2019

(q) Power of Attorney

(i) Power of Attorney dated April 24, 2020
Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A File No. 333-186504 Filing Date: April 24, 2020

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's investment manager also serves as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

Item 32. Principal Underwriters

a) Franklin Templeton Distributors, Inc. (Distributors) also act as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889)

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder service agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6th day of July, 2020.

FRANKLIN ETF TRUST
(Registrant)

By:	/s/NAVID J. TOFIGH
Navid J. Tofigh
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

PATRICK O'CONNOR*
Patrick O'Connor	President and Chief Executive Officer – Investment Management	July 6, 2020

MATTHEW T. HINKLE*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	July 6, 2020

VIVEK PAI*
Vivek Pai	Chief Financial Officer, Chief Accounting Officer and Treasurer	July 6, 2020

ROHIT BHAGAT*
Rohit Bhagat	Trustee	July 6, 2020

JENNIFER M. JOHNSON*
Jennifer M. Johnson	Trustee	July 6, 2020

ANANTHA K. PRADEEP*
Anantha K. Pradeep	Trustee	July 6, 2020

DEBORAH D. MCWHINNEY*		July 6, 2020
Deborah D. McWhinney	Trustee

* By: /s/ Navid J. Tofigh

Navid J. Tofigh Attorney-in-Fact

(Pursuant to Power of Attorney previously filed herewith)

FRANKLIN ETF TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
None